BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of income tax provision

US	Years Ended December 31,
	2025	2024
Loss before income taxes
Domestic	$(4,905)	$(4,602)
Foreign	-	721
Total loss before income taxes	$(4,905)	$(3,881)

Schedule of Income tax expense (benefit)

Income tax expense (benefit):	Years Ended December 31,
	2025	2024
Current:
Federal	$(181)	$(562)
State and local	(16)	(114)
Foreign	-	-
Total current	$(197)	$(676)

Deferred:
Federal	$(847)	$(413)
State and local	(76)	(84)
Foreign	-	(19)
Total deferred	$(923)	$(516)

Total income tax expense (benefit)	$(1,120)	$(1,192)

Schedule of reconciliation of federal statutory tax rate

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Tax Effect USD	Effective Tax Rate	Tax Effect USD	Effective Tax Rate

Taxes under statutory US tax rates	$(1,030)	21%	$(815)	21%
Increase (decrease) in taxes resulting from:
Foreign taxes and rate differential	-	-	7	-
Increase (decrease) in valuation allowance	534	(11%)	696	(18%)
Permanent Differences	371	(8%)	284	(7%)
Change in State tax rate	217	(4%)	25	(1%)
State & local taxes net of federal benefit	(92)	2%	(197)	5%
Income tax expense	$-	-	$-	-

Schedule of paid for income taxes

Year Ended December 31, 2025
Federal	-
State:
NYS	$6.8
TN	3.8
TX	11.1
Other	2.4
Cash paid for income taxes, net of refunds received	$24.1

Schedule of deferred tax assets and liabilities

TAX ASSETS AND LIABILITIES	Years Ended December 31,
Assets:	2025	2024
Net operating loss carryforwards	$6,812	$6,646
Restricted stock (RSAs, RSUs)	581	819
Stock options	-	159
Depreciation	75	(22)
Intangibles	697	93
Acquisition transaction costs	80	95
Capitalized research and development	141	(18)
Unrealized gain on investment	1	2
Bad debt	2	18
Capital loss limitation and cash flow used	840	930
Rents	-	3
Impairments	-	25
FV loss on equity investment	(3)	(3)
Accrued bonus compensation	55	-
Gross Deferred Tax Assets	9,281	8,747
Valuation allowance	(9,281)	(8,747)
Gross Deferred Tax Assets	$-	$-
Liabilities:
Intangibles and other deferred tax liabilities	-	-
Net Deferred Tax Assets	$-	$-